Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Taxes on Income [Line Items]
Tax rate percentage	12.00%
Beneficial tax rate percentage	12.00%
Carryforward tax losses (in Dollars)	$ 39,000
Capital loss carryforward (in Dollars)	$ 23,000
Regular tax rate	23.00%
Deferred tax liability (in Dollars)	$ 101	$ 141
Development Area A [Member]
Taxes on Income [Line Items]
Corporate tax rate	7.50%
United states and Portugal [Member]
Taxes on Income [Line Items]
Corporate tax rate	21.00%
XTEPO [Member]
Taxes on Income [Line Items]
Corporate tax rate	23.00%